Debt - Schedule of Long-term Debt Payable (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Total	$ 99,575	$ 160,029
Less current portion	(27,435)	(38,991)
Total non-current portion	72,140	121,038
Notes Payable One [Member]
Total		18,707
Notes Payable Two [Member]
Total		18,383
Notes Payable Three [Member]
Total	40,733	50,072
Notes Payable Four [Member]
Total	10,276	18,539
Notes Payable Five [Member]
Total	48,566
Notes Payable Six [Member]
Total		$ 54,328